Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Allowances for doubtful accounts | $	$ 277		$ 445
Ordinary shares, par value | ₪ / shares		₪ 0.15		₪ 0.15
Ordinary shares, authorized	75,353,340		75,353,340
Ordinary shares, issued	54,405,881		54,405,881
Ordinary shares, outstanding	53,524,247		53,375,854
Treasury shares	881,634		1,030,027